As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

	Perkins Discovery Fund
	Schedule of Investments
	June 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 91.2%
Capital Goods: 2.6%
40,000	BTU International, Inc. *	$149,200
Commercial Services & Supplies: 7.8%
25,000	Cash Systems, Inc. *	206,250
9,500	Diversified Security Solutions, Inc. *	40,755
26,000	IntegraMed America, Inc. *	198,120
		445,125
Computers: 6.2%
50,000	Datalink Corp.*	154,500
30,000	Delphax Technologies, Inc.*	98,100
30,000	Innovex, Inc.*	102,900
		355,500
Consulting Services: 1.5%
25,500	Analysts International Corp.*	87,210
Electronics: 5.5%
15,000	Axsys Technologies, Inc. *	264,765
50,000	Pemstar, Inc.*	50,000
		314,765
Health Care Equipment & Supplies: 5.1%
25,000	Spectranetics Corp.*	168,250
25,000	Staar Surgical Co.*	123,500
		291,750
Healthcare - Products: 14.0%
100,000	CardioGenesis Corp.*	55,000
25,000	CABG Medical, Inc.*	121,075
31,000	Criticare Systems, Inc.*	159,030
125,000	Curon Medical, Inc.*	85,000
30,000	MEDTOX Scientific, Inc.*	231,000
35,000	Urologix, Inc.*	151,550
		802,655
Healthcare - Services: 11.9%
15,000	American Dental Partners, Inc.*	366,150
25,000	American Shared Hospital Services	153,000
12,500	Psychemedics Corp.	162,750
		681,900
Hotels Restaurants & Leisure: 2.3%
7,500	Canterbury Park Holding Corp.*	130,500
Internet: 1.9%
150,000	Internet America, Inc.*	109,500
Mining: 0.6%
200,000	Wits Basin Precious Minerals, Inc.*	36,000
Oil & Gas: 4.5%
15,000	Double Eagle Petroleum Co.*	258,900
Pharmaceuticals: 2.9%
15,000	Matrixx Initiatives, Inc.*	165,000
Pharmaceuticals & Biotechnology: 0.8%
21,500	Alfacell Corp.*	47,515
Publishing: Books: 1.4%
10,000	Peoples Educational Holdings, Inc.*	78,000
Retail: 8.1%
15,000	First Cash Financial Services, Inc.*	$320,550
30,000	Granite City Food & Brewery Ltd.*	142,200
		462,750
Software & Services: 3.0%
11,000	Captiva Software Corp.*	158,840
2,500	eLoyalty Corp.*	14,725
		173,565
Technology Hardware & Equipment: 3.7%
25,000	Addvantage Technologies Group, Inc.*	92,500
20,000	Globecomm Systems, Inc.*	120,200
		212,700
Telecommunications: 3.3%
70,000	Multiband Corp.*	72,800
165,000	ACT Teleconferencing, Inc.*	115,500
		188,300
Transportation: 4.1%
20,000	World Air Holdings, Inc.*	234,400

TOTAL COMMON STOCKS (cost $4,782,456)		5,225,235
RIGHTS: 0.00%
Computers: 0.00%
2,500	Intelli-check, Inc.* (cost $0)	0
WARRANTS: 0.00%
Healthcare - Products: 0.00%
4,500	Hypertension Diagnostics, Inc. Wts., Exp. 1/23/2006* (cost $0)	90
SHORT TERM INVESTMENTS: 4.3%
Money Market Investment: 4.3%
247,965	SEI Daily Income Trust Government Fund - Class B (cost $247,965)	247,965
TOTAL INVESTMENTS IN SECURITIES (Cost $5,030,421): 95.5%		5,473,290
Other Assets in Excess of Liabilities: 4.5%		265,445
TOTAL NET ASSETS: 100.00%		$5,738,735

Percentages are stated as a percent of net assets.

* Non-income producing security

Perkins Opportunity Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 92.0%
Commercial Services & Supplies: 16.7%
15,000	Coinstar, Inc.*	$340,350
100,000	Danka Business Systems PLC - ADR *	149,000
10,000	Deluxe Corp.	406,000
12,500	G&K Services, Inc.	471,625
10,000	School Specialty, Inc.*	465,000
		1,831,975
Diversified Financials: 6.4%
35,000	Cash America International, Inc.	704,200
Energy: 3.4%
35,000	Transmontaigne, Inc.*	367,500
Health Care Equipment & Supplies: 17.5%
400,000	Health Fitness Corp.*	940,000
27,500	Possis Medical, Inc.*	278,575
350,000	SpectraScience, Inc.*+	154,000
12,500	SurModics, Inc.*	542,125
		1,914,700
Hotels Restaurants & Leisure: 0.9%
25,000	Empire Resorts, Inc.*	101,250
Materials: 2.2%
10,000	Schnitzer Steel Industries, Inc.	237,000
Media: 6.6%
725,000	Insignia Systems, Inc.*^	725,000
Pharmaceuticals & Biotechnology: 2.6%
25,000	Cambridge Antibody Technology Group PLC - ADR*	290,000
Retailing: 22.1%
87,500	Appliance Recycling Centers of America, Inc.*	284,375
20,000	Guitar Center, Inc.*	1,167,400
25,000	Regis Corp.	977,000
		2,428,775
Semiconductor & Semiconductor Equipment: 2.3%
10,000	Cree, Inc.*	254,700
Technology Hardware & Equipment: 8.8%
100,000	Ciprico, Inc.*	408,000
400,000	Integrated Security Systems, Inc. *	76,000
25,000	M-Systems Flash Disk Pioneers, Ltd.*#	479,250
		963,250
Transportation: 2.5%
40,000	Mesa Air Group, Inc.*	268,400

TOTAL COMMON STOCKS (cost $13,002,271)		10,086,750
SHORT TERM INVESTMENTS: 8.6%
Money Market Investments: 8.6%
946,813	SEI Daily Income Trust Government Fund - Class B (cost $946,813)	$946,813
Total Investments In Securities (cost $13,949,084): 100.6%		$11,033,563
Liabilities in Excess of Other Assets: (0.6)%		(67,715)
TOTAL NET ASSETS: 100.00%		$10,965,848

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
*	Non-income producing security.
#	U.S. security of foreign issuer.
^	Affiliated company, as defined in Section 2(a)(3) of the Investment Company Act of 1940. During the quarter ended June 30, 2005, the Fund had no transactions with the affiliated company.
+	Security valued at its fair value under the supervision of the Board of Trustees.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*      /s/ Robert M. Slotky
Robert M. Slotky, President

Date   8/8/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Robert M. Slotky
Robert M. Slotky, President

Date                8/8/2005

By (Signature and Title)*       /s/ Eric W. Falkeis
  Eric W. Falkeis, Treasurer

Date                8/8/2005

* Print the name and title of each signing officer under his or her signature.